Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus Supplement dated December 3, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of Invesco Quality Income Fund.

The sixth paragraph under the heading "Fund Summary – Principal Investment Strategies of the Fund" is hereby deleted.

The risk titled "Borrowing Risk" is hereby deleted under the heading "Fund Summary – Principal Risks of Investing in the Fund."

Statutory Prospectus Supplement dated December 3, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Quality Income Fund.

The sixth paragraph under the heading "Fund Summaries – Invesco Quality Income Fund – Principal Investment Strategies of the Fund" is hereby deleted.

The risk titled "Borrowing Risk" is hereby deleted under the heading "Fund Summaries– Invesco Quality Income Fund – Principal Risks of Investing in the Fund."
Class A, C and Y | Invesco Quality Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus Supplement dated December 3, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of Invesco Quality Income Fund.

The sixth paragraph under the heading "Fund Summary – Principal Investment Strategies of the Fund" is hereby deleted.

The risk titled "Borrowing Risk" is hereby deleted under the heading "Fund Summary – Principal Risks of Investing in the Fund."
Class R5 and R6 | Invesco Quality Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Statutory Prospectus Supplement dated December 3, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Quality Income Fund.

The sixth paragraph under the heading "Fund Summaries – Invesco Quality Income Fund – Principal Investment Strategies of the Fund" is hereby deleted.

The risk titled "Borrowing Risk" is hereby deleted under the heading "Fund Summaries– Invesco Quality Income Fund – Principal Risks of Investing in the Fund."